Loans and Borrowings - Schedule of Principal and Interest Payable Outstanding Amounts (Details) - EUR (€) € in Thousands	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Disclosure of detailed information about borrowings [line items]
Senior Note embedded derivative	€ 28,638	€ 28,638
Less: amortization under the effective interest method	(34,828)	(46,163)
Non-current liabilities	1,298,763	1,815,695
Current liabilities	€ 29,105	37,343
Term Loan | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2028
Non-current liabilities, gross	€ 375,000	375,000
Term Loan | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2028
Non-current liabilities, gross	€ 301,893	730,159
Current liabilities	€ 3,038	7,347
Vendor Loan | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 199,560	299,560
Senior Notes | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 428,500	428,500
Term Loan interest payable
Disclosure of detailed information about borrowings [line items]
Current liabilities	1,304,953	1,833,220
Term Loan interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities	4,244	4,197
Term Loan interest payable | USD
Disclosure of detailed information about borrowings [line items]
Current liabilities	4,422	10,938
Vendor Loan interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities	8,028	5,487
Senior Notes interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Non-current liabilities	1,298,763
Current liabilities	€ 9,373	€ 9,373